Derivative financial instruments - General information and gain or loss recognized or reclassified (Details) Item in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Item oz t	Dec. 31, 2020 USD ($) Item oz t	Dec. 31, 2019 USD ($) Item oz t
Derivative [Line Items]
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecasted foreign currency exposures are hedged	12 months
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ (145,000,000)	$ 310,000,000	$ (167,000,000)
Amounts recorded for cash flow hedge accounting activities	$ 0	$ 0	$ 0
Minimum
Derivative [Line Items]
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Derivative [Line Items]
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | t	36,017	39,390	42,494
Aluminum swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | t	7,125	8,112	8,388
Silver swaps (in ounces)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | oz	2,842,533	1,966,677	2,508,770
Foreign exchange contracts
Derivative [Line Items]
Notional amount of derivative	$ 11,276,000,000	$ 12,610,000,000	$ 15,015,000,000
Foreign exchange contracts | Total revenues
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	3,000,000	94,000,000	(7,000,000)
Foreign exchange contracts | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(53,000,000)	0	(64,000,000)
Foreign exchange contracts | Selling, general and administrative expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	11,000,000	(11,000,000)	2,000,000
Foreign exchange contracts | Non-order related research and development expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(2,000,000)	(2,000,000)	1,000,000
Foreign exchange contracts | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(173,000,000)	207,000,000	(122,000,000)
Embedded foreign exchange derivatives
Derivative [Line Items]
Notional amount of derivative	815,000,000	1,134,000,000	924,000,000
Embedded foreign exchange derivatives | Total revenues
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(7,000,000)	(34,000,000)	17,000,000
Embedded foreign exchange derivatives | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(2,000,000)	(1,000,000)	(6,000,000)
Cross-currency interest rate swaps
Derivative [Line Items]
Notional amount of derivative	906,000,000
Cross-currency interest rate swaps | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income on derivatives designated as fair value hedges	(37,000,000)
Gains (losses) recognized in income on hedged item	34,000,000
Interest rate contracts
Derivative [Line Items]
Notional amount of derivative	3,541,000,000	3,227,000,000	5,188,000,000
Interest rate contracts | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income on derivatives designated as fair value hedges	(55,000,000)	11,000,000	38,000,000
Gains (losses) recognized in income on hedged item	56,000,000	(11,000,000)	(38,000,000)
Commodity contracts | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	78,000,000	56,000,000	12,000,000
Other | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ 0	$ 1,000,000	$ 0
Equity derivatives
Derivative [Line Items]
Cash-settled call options held on ABB Ltd shares | Item	9	22	40
Conversion ratio	5
Total fair value of cash settled call options on ABB Ltd shares	$ 29,000,000	$ 21,000,000	$ 26,000,000